Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	€ 89,434	€ 88,042
Ending Balance	163,490	89,434
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	121,693	103,883
Additions	8,613	13,273
Disposals	(6,078)	(610)
Currency differences	(10,647)	(23)
Acquisition of subsidiaries and businesses	93,314	5,170
Ending Balance	206,895	121,693
Cumulative Depreciation and Impairment Charges
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(32,260)	(15,842)
Amortization	16,627	16,502
Disposals	5,410	81
Currency differences	(72)	(3)
Ending Balance	(43,405)	(32,260)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,978	534
Ending Balance	53,697	2,978
Goodwill | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,978	534
Currency differences	(6,750)
Acquisition of subsidiaries and businesses	57,469	2,444
Ending Balance	53,697	2,978
Concessions, Licenses, in-process R&D and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	84,053	86,011
Ending Balance	103,841	84,053
Concessions, Licenses, in-process R&D and Similar Rights | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	116,313	101,853
Additions	4,187	11,744
Disposals	(5,435)	(133)
Reclassifications	233	146
Currency differences	(3,897)	(23)
Acquisition of subsidiaries and businesses	35,845	2,726
Ending Balance	147,246	116,313
Concessions, Licenses, in-process R&D and Similar Rights | Cumulative Depreciation and Impairment Charges
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(32,260)	(15,842)
Amortization	16,627	16,502
Disposals	5,410	81
Currency differences	(72)	(3)
Ending Balance	(43,405)	(32,260)
Advance Payments
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,403	1,497
Ending Balance	5,953	2,403
Advance Payments | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,403	1,497
Additions	4,426	1,529
Disposals	(643)	(477)
Reclassifications	(233)	(146)
Ending Balance	€ 5,953	€ 2,403